Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (2,668,050)	$ 0	$ (549,219)	$ (7,905)	$ (557,124)
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	2,569,697	0	500,000	0	500,000
(Increase) in accounts receivable	(647)	0	0	0	0
(Increase) in prepaid expenses	(5,020)	0	0	0	0
Increase in accounts payable	22,952	0	41,569	555	42,124
Decrease in inventories	3,619	0	0	0	0
Net cash used in operating activities	(77,449)	0	(7,650)	(7,350)	(15,000)
Cash Flows from Investing Activities
Cash received in subsidiary acquisition	2,907	0	0	0	0
Cash Flows from Financing Activities
Proceeds from shareholder advances	17,938	0	0	0	0
Capital contributed	0	0	15,000	0	15,000
Proceeds from issuances of common stock	79,500	0	0	15,000	15,000
Net cash provided by financing activities	97,438	0	15,000	15,000	30,000
Net increase in cash and cash equivalents	22,896	0	7,350	7,650	15,000
Cash and cash equivalents at beginning of the period	15,000	7,650	7,650	0
Cash and cash equivalents at end of the period	$ 37,896	$ 7,650	$ 15,000	$ 7,650	$ 15,000